Provision for Contingencies - Summary of Activity of Contingency Provision (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loss Contingency Accrual [Roll Forward]
Beginning Balance	R$ 1,129,074	R$ 5,057,137
Inflation adjustment	264,511	238,427
Additions/(reversals)	143,517	1,060,755
Write-offs for payment/terminations	(168,667)	(692,001)
Reclassification to liabilities subjected to compromise on June 20, 2016		(4,535,244)
Ending Balance	1,368,435	1,129,074
Scenario, Previously Reported
Loss Contingency Accrual [Roll Forward]
Beginning Balance		4,434,966
Restatement Adjustment
Loss Contingency Accrual [Roll Forward]
Beginning Balance		622,171
Labor contingencies
Loss Contingency Accrual [Roll Forward]
Beginning Balance	543,026	851,536
Inflation adjustment	162,695	15,062
Additions/(reversals)	92,803	569,521
Write-offs for payment/terminations	(101,334)	(130,425)
Reclassification to liabilities subjected to compromise on June 20, 2016		(762,668)
Ending Balance	697,190	543,026
Labor contingencies | Scenario, Previously Reported
Loss Contingency Accrual [Roll Forward]
Beginning Balance		849,477
Labor contingencies | Restatement Adjustment
Loss Contingency Accrual [Roll Forward]
Beginning Balance		2,059
Tax contingencies
Loss Contingency Accrual [Roll Forward]
Beginning Balance	576,133	492,357
Inflation adjustment	99,902	87,679
Additions/(reversals)	49,616	57,812
Write-offs for payment/terminations	(65,347)	(61,715)
Ending Balance	660,304	576,133
Tax contingencies | Scenario, Previously Reported
Loss Contingency Accrual [Roll Forward]
Beginning Balance		492,357
Civil contingencies
Loss Contingency Accrual [Roll Forward]
Beginning Balance	9,915	3,713,244
Inflation adjustment	1,914	135,686
Additions/(reversals)	1,098	433,422
Write-offs for payment/terminations	(1,986)	(499,861)
Reclassification to liabilities subjected to compromise on June 20, 2016		(3,772,576)
Ending Balance	R$ 10,941	9,915
Civil contingencies | Scenario, Previously Reported
Loss Contingency Accrual [Roll Forward]
Beginning Balance		3,093,132
Civil contingencies | Restatement Adjustment
Loss Contingency Accrual [Roll Forward]
Beginning Balance		R$ 620,112